Note 12 - Warrant Derivative - Key Assumptions (Details) - Derivatives [member]	Mar. 31, 2023 $ / shares	Aug. 11, 2022 $ / shares
Statement Line Items [Line Items]
Fair value of warrants (in CAD per share)	$ 0.24	$ 0.56
Underlying share price (in CAD per share)	$ 0.88	$ 1.33
Interest rate, measurement input [member]
Statement Line Items [Line Items]
Risk free interest rate	0.0510	0.0315
Expected hold period to exercise, measurement input [member]
Statement Line Items [Line Items]
Risk free interest rate	2.50	3.0
Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Risk free interest rate	0.85	0.85